Document and Entity Information Document	Apr. 30, 2020
Document Information [Line Items]
Written Communications	false
Soliciting Material	false
Entity Central Index Key	0000093556
Entity Registrant Name	CT
Document Type	8-K
Entity File Number	1-5224
Entity Tax Identification Number	06-0548860
Entity Address, Address Line One	1000 STANLEY DRIVE
Entity Address, City or Town	NEW BRITAIN
Entity Address, Postal Zip Code	06053
Entity Address, State or Province	CT
Document Period End Date	Apr. 30, 2020
Entity Registrant Name	Stanley Black & Decker, Inc.
City Area Code	860
Local Phone Number	225-5111
Entity Emerging Growth Company	false
Amendment Flag	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Stock $2.50 Par Value Per Share [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock
Trading Symbol	SWK
Security Exchange Name	NYSE
Corporate Units - SWP [Member]
Document Information [Line Items]
Title of 12(b) Security	Corporate Units
Trading Symbol	SWP
Security Exchange Name	NYSE
Corporate Units - SWT [Member]
Document Information [Line Items]
Title of 12(b) Security	Corporate Units
Trading Symbol	SWT
Security Exchange Name	NYSE